Income Taxes (Deferred Income Taxes Components) (Details 4) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Income Tax Liabilities [Line Items]
Accrued postretirement benefits	$ 5,333	$ 9,444
Other benefit obligations	78,815	120,792
Accounts receivable	5,481	10,780
State income tax loss carryforwards	35,434	23,178
U.S. Federal income tax loss carryforwards	2,857	6,212
Non-U.S. income tax loss carryforwards	18,797	19,246
Non-U.S. capital loss carryforwards	2,336	1,929
Other	26,546	44,401
Deferred tax assets	178,121	237,903
Valuation allowance	(48,742)	(41,319)
Deferred tax assets, net	129,379	196,584
Property, plant and equipment	11,248	13,591
Unrealized gain on available-for-sale securities	70,827	61,964
Goodwill and other intangible assets	109,428	132,997
Non-U.S. withholding tax	1,606	0
Deferred tax liabilities	476,713	558,430
Deferred Income Tax Liabilities, Net	347,334	361,846
non-U.S. [Member]
Deferred Income Tax Liabilities [Line Items]
Non-U.S. income tax loss carryforwards	18,800
Non-U.S. capital loss carryforwards	2,300
Valuation allowance	(8,200)
U.S. Federal [Member]
Deferred Income Tax Liabilities [Line Items]
U.S. Federal income tax loss carryforwards	2,900
U.S Federal foreign income tax credit carryforwards	2,522	1,921
Pension Plan [Member]
Deferred Income Tax Liabilities [Line Items]
Prepaid pension cost	$ 283,604	$ 349,878